INCOME TAX EXPENSE - Disclosure of Deferred Income Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
The net deferred income tax assets (liabilities) are classified as follows:
Deferred tax assets	$ 3,377	$ 21,656
Deferred tax liabilities	(56,071)	(15,305)
Net deferred tax liabilities	(52,694)
Net deferred tax assets		6,351
Opening Asset (Liability)	6,350	33,018
(Charge) credit to profit and loss	(59,045)	(26,668)
Closing Asset (Liability)	(52,694)	6,350
ARO
The net deferred income tax assets (liabilities) are classified as follows:
Opening Asset (Liability)	15,239	6,009
(Charge) credit to profit and loss	1,685	9,230
Closing Asset (Liability)	16,924	15,239
Deferred stripping
The net deferred income tax assets (liabilities) are classified as follows:
Opening Asset (Liability)	10,946	25,921
(Charge) credit to profit and loss	(6,510)	(14,975)
Closing Asset (Liability)	4,437	10,946
PP&E
The net deferred income tax assets (liabilities) are classified as follows:
Opening Asset (Liability)	12,357	22,263
(Charge) credit to profit and loss	(2,228)	(9,906)
Closing Asset (Liability)	10,129	12,357
Mining interests
The net deferred income tax assets (liabilities) are classified as follows:
Opening Asset (Liability)	(40,528)	(34,110)
(Charge) credit to profit and loss	(17,954)	(6,418)
Closing Asset (Liability)	(58,482)	(40,528)
Inventory
The net deferred income tax assets (liabilities) are classified as follows:
Opening Asset (Liability)	2,699	7,099
(Charge) credit to profit and loss	7,318	(4,400)
Closing Asset (Liability)	10,017	2,699
Investment in subsidiaries
The net deferred income tax assets (liabilities) are classified as follows:
Opening Asset (Liability)	(7,049)	0
(Charge) credit to profit and loss	(30,202)	(7,049)
Closing Asset (Liability)	(37,251)	(7,049)
Provisions
The net deferred income tax assets (liabilities) are classified as follows:
Opening Asset (Liability)	3,764	1,105
(Charge) credit to profit and loss	(5,598)	2,659
Closing Asset (Liability)	(1,834)	3,764
Leases
The net deferred income tax assets (liabilities) are classified as follows:
Opening Asset (Liability)	3,331	0
(Charge) credit to profit and loss	35	3,331
Closing Asset (Liability)	3,366	3,331
Losses
The net deferred income tax assets (liabilities) are classified as follows:
Opening Asset (Liability)	5,591	4,731
(Charge) credit to profit and loss	(5,591)	860
Closing Asset (Liability)	$ 0	$ 5,591